Consolidated Statements of Net Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Interest and fees on loans	$ 89,349	$ 76,050	$ 66,157
Taxable	3,919	6,901	10,868
Tax-exempt	209	216	218
Dividends on equity securities	1,383	1,444	1,033
Interest on certificates of deposit		26	34
Other interest and dividend income	344	332	502
Total interest and dividend income	95,204	84,969	78,812
Interest expense:
Interest on deposits	17,053	15,739	17,738
Interest on borrowings	3,082	3,206	3,234
Total interest expense	20,135	18,945	20,972
Net interest income	75,069	66,024	57,840
Provision for loan losses	6,470	8,581	3,663
Net interest income, after provision for loan losses	68,599	57,443	54,177
Non-interest income:
Customer service fees	7,129	6,645	5,867
Loan fees	508	339	584
Mortgage banking gains, net	583	2,371	2,125
Gain on sales of securities, net	9,636	5,568	4,464
Income from bank-owned life insurance	1,195	1,201	1,221
Equity income on investment in affiliate bank		310	1,110
Gain on sale of investment in affiliate bank		4,819
Other income	365	8	17
Total non-interest income	19,416	21,261	15,388
Non-interest expenses:
Salaries and employee benefits	39,618	36,386	29,474
Occupancy and equipment	8,798	7,932	7,831
Data processing	4,274	3,511	2,909
Marketing and advertising	2,949	2,537	2,450
Professional services	2,308	2,966	2,685
Foreclosed real estate	479	599	328
Deposit insurance	2,053	1,760	1,893
Other general and administrative	4,036	4,257	3,424
Total non-interest expenses	64,515	59,948	50,994
Income before income taxes	23,500	18,756	18,571
Provision for income taxes	8,071	6,330	6,601
Net income	$ 15,429	$ 12,426	$ 11,970
Income per share:
Basic	$ 0.71	$ 0.57	$ 0.55
Diluted	$ 0.70	$ 0.57	$ 0.55
Weighted average shares:
Basic	21,637,344	21,629,668	21,805,143
Diluted	21,987,809	21,858,381	21,931,863